Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales	$ 0	$ 0	$ 112
Cost of sales	0	0	406
Gross loss	0	0	(294)
Selling, general and administrative expenses	0	129	459
Research and development expenses	0	0	22
Total operating expenses	0	129	481
Operating loss	0	(129)	(775)
Other income	0	6	47
Loss from discontinued operations before gain on disposition and provision for income taxes	0	(123)	(728)
Gain on disposal of Tangshan Yian	0	2,461	0
Provision for income taxes	0	0	0
Income (loss) from discontinued operations, net of income tax	$ 0	$ 2,338	$ (728)